Reconciliation of Financial Statements To Form 5500 - Summary of Reconciliations of Net Assets Available for Benefits (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits, financial statements	$ 5,612,760,257	$ 4,971,602,810	$ 4,538,074,231
Fully benefit-responsive investments: At fair value	5,205,673,021	4,601,936,584
Net Assets Available for Benefits, Form 5500	5,618,291,281	4,970,255,879
Fully Benefit Responsive Investments [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Fully benefit-responsive investments: At contract value	(343,624,190)	(308,569,979)
Fully benefit-responsive investments: At fair value	$ 349,155,214	$ 307,223,048